INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

16 INTANGIBLE ASSETS

        The following table summarizes the movement in intangible assets for the years ended December 31:

	Telecommunications licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total
Cost
As of January 1, 2016	1,761	827	564	1,738	313	5,203
Acquisition in Pakistan (Note 5)	70	1	30	100	—	201
Additions	164	176	—	—	(11)	329
Disposals	(16)	(63)	—	(6)	(15)	(100)
Transfer	—	11	—	—	(11)	—
Translation adjustment	38	86	(17)	21	(13)	115

As of December 31, 2016	2,017	1,038	577	1,853	263	5,748
Reclassified to assets held for sale (Note 5)	(8)	—	—	—	—	(8)
Additions	332	178	—	—	8	518
Disposals	(38)	(93)	—	—	(9)	(140)
Transfer	—	4	—	—	(4)	—
Translation adjustment	(110)	(25)	(25)	(44)	(21)	(225)

As of December 31, 2017	2,193	1,102	552	1,809	237	5,893

Accumulated amortization and impairment
As of January 1, 2016	(705)	(458)	(189)	(1,401)	(226)	(2,979)
Amortization charge for the year	(161)	(187)	(37)	(97)	(15)	(497)
Disposals	16	60	—	6	13	95
Impairment	(12)	(2)	—	—	—	(14)
Translation adjustment	(27)	(71)	7	(24)	19	(96)

As of December 31, 2016	(889)	(658)	(219)	(1,516)	(209)	(3,491)
Reclassified to assets held for sale	6	—	—	—	—	6
Amortization charge for the year	(160)	(206)	(83)	(75)	(13)	(537)
Disposals	37	91	—	—	8	136
Translation adjustment	69	22	12	37	21	161

As of December 31, 2017	(937)	(751)	(290)	(1,554)	(193)	(3,725)

Net book value
As of January 1, 2016	1,056	369	375	337	87	2,224
As of December 31, 2016	1,128	380	358	337	54	2,257
As of December 31, 2017	1,256	351	262	255	44	2,168

        On May 16, 2017, PMCL participated in an auction for the acquisition of additional 4G/LTE spectrum in Pakistan. PMCL was awarded 10 MHz paired spectrum in the 1800 MHz band for a total consideration of US$295 million, plus withholding tax of 10% representing payment of income tax in advance.

Non-cash investing activities

        During 2017, VEON acquired intangible assets in the amount of US$92 (2016: US$194), which was not paid for as of respective year end.

Changes in estimates

        During 2017, there were no other material change in estimates related to intangible assets other than accelerated amortization of US$45 pertaining to brands and trademarks in Pakistan.

Additional information

        As of December 31, 2017, no intangible assets were pledged as collateral and no assets have restrictions on title.

        During 2017 and 2016, VEON did not capitalize any interest within the cost of intangible assets.

ACCOUNTING POLICIES

        Intangible assets acquired separately are measured initially at cost and are subsequently measured at cost less accumulated amortization and impairment losses.

        Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset.

        The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually.

SOURCE OF ESTIMATION UNCERTAINTY

Depreciation and amortization of non-current assets

        Refer also to Note 15 for further details regarding source of estimation uncertainty.

        Significant estimates in the evaluation of useful lives for intangible assets include, but are not limited to, the estimated average customer relationship based on churn, the remaining license or concession period and the expected developments in technology and markets.

        The actual economic lives of intangible assets may be different than estimated useful lives, thereby resulting in a different carrying value of intangible assets with finite lives. We continue to evaluate the amortization period for intangible assets with finite lives to determine whether events or circumstances warrant revised amortization periods. A change in estimated useful lives is a change in accounting estimate, and depreciation and amortization charges are adjusted prospectively.